Investments in Joint Ventures 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Total assets	₩ 254,927,457	₩ 246,807,795
Total liabilities	205,604,513	205,444,962
Sales	96,567,586	92,578,265	₩ 87,476,410
Profit (loss) for the year	8,666,656	3,621,968	₩ (4,716,144)
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Total assets	167,992	176,569
Total liabilities	177	137
Sales	0	0
Profit (loss) for the year	(405)	(370)
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Total assets	5,494	4,215
Total liabilities	337	328
Sales	3,822	3,574
Profit (loss) for the year	2,488	2,293
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Total assets	97,380	80,803
Total liabilities	355	761
Sales	0	0
Profit (loss) for the year	0	0
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Total assets	70,715	68,437
Total liabilities	29,734	34,565
Sales	14,792	12,815
Profit (loss) for the year	3,904	2,824
RES Technology AD
Disclosure of joint ventures [line items]
Total assets	57,211	57,356
Total liabilities	23,867	27,219
Sales	8,946	7,395
Profit (loss) for the year	232	(292)
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Total assets	15,937	17,304
Total liabilities	1	1
Sales	2,218	1,778
Profit (loss) for the year	2,227	1,799
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Total assets	234,570	291,538
Total liabilities	35,498	26,307
Sales	159,381	190,296
Profit (loss) for the year	10,392	28,108
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	63,125	63,240
Total liabilities	43,052	43,443
Sales	9,624	10,721
Profit (loss) for the year	15	944
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	827,575	900,001
Total liabilities	297,251	388,711
Sales	111,688	115,297
Profit (loss) for the year	13,150	17,722
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	179,775	180,827
Total liabilities	56,023	60,016
Sales	27,350	26,678
Profit (loss) for the year	986	2,031
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Total assets	2,473,573	2,651,843
Total liabilities	1,667,517	1,873,439
Sales	367,680	353,677
Profit (loss) for the year	66,776	63,270
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Total assets	30,894	40,983
Total liabilities	5,667	20,205
Sales	37,205	30,841
Profit (loss) for the year	6,783	5,840
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Total assets	2,903,070	2,649,022
Total liabilities	1,910,042	1,656,068
Sales	1,530,704	1,490,606
Profit (loss) for the year	41,735	76,611
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	57,137	47,498
Total liabilities	7,045	5,423
Sales	23,272	6,919
Profit (loss) for the year	9,869	2,510
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	25,970	28,837
Total liabilities	928	865
Sales	5,980	8,452
Profit (loss) for the year	2,070	3,963
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,812	2,976
Total liabilities	371	574
Sales	3,288	3,635
Profit (loss) for the year	258	290
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	9,440	11,709
Total liabilities	123	168
Sales	1,807	3,219
Profit (loss) for the year	(7)	1,214
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Total assets	758,903	791,478
Total liabilities	300,985	343,371
Sales	30,651	22,776
Profit (loss) for the year	29,223	34,047
KAPES, Inc.
Disclosure of joint ventures [line items]
Total assets	340,957	299,380
Total liabilities	300,260	257,858
Sales	97,232	43,699
Profit (loss) for the year	2,904	6,224
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	26,339	29,174
Total liabilities	9,559	12,618
Sales	6,339	6,508
Profit (loss) for the year	1,725	1,810
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	23,970	22,701
Total liabilities	1,888	1,828
Sales	12,625	12,983
Profit (loss) for the year	1,528	1,444
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	499,150	533,211
Total liabilities	375,580	409,989
Sales	363,995	430,679
Profit (loss) for the year	325	4,890
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	67,345	69,249
Total liabilities	41,815	44,422
Sales	11,161	12,636
Profit (loss) for the year	1,004	2,156
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Total assets	4,243,607	4,412,970
Total liabilities	3,110,208	3,286,814
Sales	824,849	921,504
Profit (loss) for the year	87,686	91,777
Kelar S.A.
Disclosure of joint ventures [line items]
Total assets	678,813	715,489
Total liabilities	448,065	486,293
Sales	114,267	112,110
Profit (loss) for the year	15,295	9,733
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Total assets	695,407	754,514
Total liabilities	414,774	467,144
Sales	105,871	106,081
Profit (loss) for the year	20,516	17,705
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	1,839	1,267
Total liabilities	271	227
Sales	2,982	2,777
Profit (loss) for the year	528	36
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	187,425	192,083
Total liabilities	137,202	138,787
Sales	49,595	51,233
Profit (loss) for the year	(3,034)	(4,558)
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Total assets	170,626	173,637
Total liabilities	120,436	130,982
Sales	18,885	18,496
Profit (loss) for the year	7,040	3,584
Barakah One Company
Disclosure of joint ventures [line items]
Total assets	45,516,321	43,235,235
Total liabilities	37,236,879	45,056,439
Sales	2,373,596	1,636,730
Profit (loss) for the year	171,548	(53,778)
Nawah Energy Company
Disclosure of joint ventures [line items]
Total assets	868,133	701,247
Total liabilities	865,957	699,068
Sales	772,745	566,077
Profit (loss) for the year	0	40
MOMENTUM
Disclosure of joint ventures [line items]
Total assets	9,650	7,422
Total liabilities	9,333	6,836
Sales	21,021	22,770
Profit (loss) for the year	293	586
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	450,953	493,595
Total liabilities	356,158	399,918
Sales	258,151	338,750
Profit (loss) for the year	1,309	7,344
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	210,262	217,987
Total liabilities	147,728	162,218
Sales	31,232	32,114
Profit (loss) for the year	7,664	7,971
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Total assets	13,024	12,649
Total liabilities	8,315	12,309
Sales	4,241	1,941
Profit (loss) for the year	3,935	(676)
Chester Solar V SpA
Disclosure of joint ventures [line items]
Total assets	4,356	4,260
Total liabilities	3,854	4,321
Sales	592	631
Profit (loss) for the year	455	(176)
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Total assets	18,266	16,301
Total liabilities	13,498	15,161
Sales	4,396	2,625
Profit (loss) for the year	3,120	(667)
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Total assets	522,505	532,323
Total liabilities	279,114	288,501
Sales	287,408	250,519
Profit (loss) for the year	22,842	14,460
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	205,850	225,765
Total liabilities	143,693	153,391
Sales	76,220	110,002
Profit (loss) for the year	(8,563)	5,960
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Total assets	334,702	363,750
Total liabilities	173,439	184,188
Sales	16,417	20,251
Profit (loss) for the year	(7,622)	(1,413)
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Total assets	251,486	272,900
Total liabilities	153,824	161,657
Sales	14,708	13,343
Profit (loss) for the year	(7,711)	(3,168)
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Total assets	206,966	224,922
Total liabilities	97,315	105,310
Sales	12,685	12,905
Profit (loss) for the year	(1,673)	(1,301)
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Total assets	16,543	16,514
Total liabilities	269	276
Sales	1,105	1,060
Profit (loss) for the year	1,081	848
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Total assets	5,847	5,826
Total liabilities	108	110
Sales	428	411
Profit (loss) for the year	423	342
Laurel SpA
Disclosure of joint ventures [line items]
Total assets	11,722	10,897
Total liabilities	9,406	10,471
Sales	1,591	1,522
Profit (loss) for the year	1,338	(557)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Total assets	31,790	33,736
Total liabilities	165	150
Sales	0	0
Profit (loss) for the year	35	70
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	50,178	53,374
Total liabilities	36,187	38,705
Sales	7,672	6,788
Profit (loss) for the year	2,257	1,599
Chester Solar I SpA
Disclosure of joint ventures [line items]
Total assets	12,543	12,935
Total liabilities	9,090	11,454
Sales	1,559	1,395
Profit (loss) for the year	1,338	(745)
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Total assets	162,588	166,126
Total liabilities	46,665	37,872
Sales	22,752	19,412
Profit (loss) for the year	11,978	8,733
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	34,546	34,377
Total liabilities	6,001	5,643
Sales	0	0
Profit (loss) for the year	(189)	(176)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	137,596	86,708
Total liabilities	135,793	83,921
Sales	1,270	0
Profit (loss) for the year	(1,059)	(399)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	89,657	95,657
Total liabilities	92,275	88,605
Sales	4,325	0
Profit (loss) for the year	(6,348)	(380)
DE Energia SpA
Disclosure of joint ventures [line items]
Total assets		32,263
Total liabilities		24,853
Sales		0
Profit (loss) for the year		3,163
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	90,477	90,750
Total liabilities	11,629	12,732
Sales	3,642	3,645
Profit (loss) for the year	767	743
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	20,139	21,036
Total liabilities	13,708	14,444
Sales	2,208	2,060
Profit (loss) for the year	319	232
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	147,912	146,697
Total liabilities	117,737	123,504
Sales	20,896	11,948
Profit (loss) for the year	6,052	2,334
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	188,294	170,018
Total liabilities	194,547	184,014
Sales	27,527	35,080
Profit (loss) for the year	7,556	(43,774)
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	264,327	238,276
Total liabilities	248,063	223,019
Sales	18,937	19,178
Profit (loss) for the year	3,082	(37,720)
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [line items]
Total assets	227,521	182,159
Total liabilities	204,770	170,906
Sales	0	0
Profit (loss) for the year	9,430	(15,771)
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Total assets	90,561	82,407
Total liabilities	252	114
Sales	0	0
Profit (loss) for the year	(6,134)	(11,632)
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	333,609	347,831
Total liabilities	268,850	292,737
Sales	44,123	46,361
Profit (loss) for the year	11,125	12,443
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	304,249	318,641
Total liabilities	244,031	260,459
Sales	34,691	34,509
Profit (loss) for the year	4,600	10,880
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	61,652	61,678
Total liabilities	44,229	46,675
Sales	9,689	7,051
Profit (loss) for the year	3,058	682
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	1,430,289	1,054,236
Total liabilities	1,224,872	873,923
Sales	489,648	40,818
Profit (loss) for the year	4,541	(2,896)
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Total assets	39,023	52,533
Total liabilities	1,768	271
Sales	10	3,054
Profit (loss) for the year	(21,032)	(23,354)
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Total assets	17,254	17,251
Total liabilities	562	33
Sales	1,109	227
Profit (loss) for the year	1,061	182
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Total assets	737,706	678,043
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	100,948	74,744
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	495,919	463,574
Total liabilities	364,410	375,343
Sales	160,101	142,400
Profit (loss) for the year	43,278	41,124
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	759,180	738,857
Total liabilities	568,084	586,152
Sales	427,122	467,225
Profit (loss) for the year	80,207	124,830
Boim Combined Heat and Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	415,646	421,954
Total liabilities	479,035	480,084
Sales	125,925	139,134
Profit (loss) for the year	(5,332)	294
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Total assets	3,529,252	3,237,191
Total liabilities	2,357,026	2,137,600
Sales	139,025	424,036
Profit (loss) for the year	61,186	100,781
KAS Investment I LLC
Disclosure of joint ventures [line items]
Total assets	44	20,361
Total liabilities	0	28
Sales	(21,877)	(40,343)
Profit (loss) for the year	(21,816)	(43,213)
KAS Investment II LLC
Disclosure of joint ventures [line items]
Total assets	44	20,233
Total liabilities	0	28
Sales	(21,739)	(40,189)
Profit (loss) for the year	(21,678)	(43,048)
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of joint ventures [line items]
Total assets	55,110	50,310
Total liabilities	48,903	45,161
Sales	6,690	6,221
Profit (loss) for the year	1,058	629
CAES, LLC
Disclosure of joint ventures [line items]
Total assets	42,153	49,267
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	(3,434)	946
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	76,375	76,903
Total liabilities	50,349	53,853
Sales	11,958	12,361
Profit (loss) for the year	3,044	3,992
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	18,060	18,236
Total liabilities	14,274	15,133
Sales	2,461	2,262
Profit (loss) for the year	542	191
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	64,606	68,249
Total liabilities	70,583	74,213
Sales	8,300	8,300
Profit (loss) for the year	0	(390)
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	5,656	1
Total liabilities	5,500	2
Sales	7,573	0
Profit (loss) for the year	157	24
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Total assets	11,481	10,477
Total liabilities	7,850	9,339
Sales	2,295	1,408
Profit (loss) for the year	1,857	(574)
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	176,949	180,001
Total liabilities	148,288	154,541
Sales	21,238	4,785
Profit (loss) for the year	2,784	1,480
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Total assets	208,506	187,118
Total liabilities	223,478	194,881
Sales	8,598	3,262
Profit (loss) for the year	(1,312)	(13,206)
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	94,294	99,288
Total liabilities	98,423	102,522
Sales	9,156	7,118
Profit (loss) for the year	(2,875)	(5,518)
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	12,581	12,845
Total liabilities	11,340	11,861
Sales	1,552	1,490
Profit (loss) for the year	(24)	(101)
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	136,937	145,162
Total liabilities	99,619	109,158
Sales	36,505	37,392
Profit (loss) for the year	1,314	2,415
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Total assets	14,482	13,694
Total liabilities	374	119
Sales	2,376	2,470
Profit (loss) for the year	533	865
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	153,201	143,725
Total liabilities	129,123	118,608
Sales	18,692	21,048
Profit (loss) for the year	253	7,349
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Total assets	246	226
Total liabilities	687	835
Sales	0	0
Profit (loss) for the year	(50)	(513)
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Total assets	151,330	143,102
Total liabilities	69,152	62,354
Sales	10,691	8,911
Profit (loss) for the year	(5,114)	(8,404)
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	172,504	174,255
Total liabilities	135,334	142,437
Sales	29,501	28,059
Profit (loss) for the year	4,993	2,190
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	136,335	144,887
Total liabilities	94,558	104,284
Sales	22,160	22,154
Profit (loss) for the year	5,228	4,939
CapMan Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Total assets		3,319
Total liabilities		134,790
Sales		0
Profit (loss) for the year		(4,808)
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Total assets	145,797	33,191
Total liabilities	146,009	1,650
Sales	0	0
Profit (loss) for the year	(613)	(213)
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	51,801	55,697
Total liabilities	29,643	34,754
Sales	10,502	9,261
Profit (loss) for the year	1,308	(536)
Eumseong Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	141,344	149,904
Total liabilities	103,247	111,846
Sales	35,958	45,239
Profit (loss) for the year	200	9,512
Changwon Nu-ri Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	150,789	71,179
Total liabilities	135,244	58,630
Sales	22,907	333
Profit (loss) for the year	2,694	(606)
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Total assets	225,511	148,157
Total liabilities	211,235	130,116
Sales	5,405	0
Profit (loss) for the year	(3,808)	(536)
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Total assets	2,576	2,572
Total liabilities	1,002	910
Sales	4,332	4,501
Profit (loss) for the year	(48)	486
S-Power Chile SpA
Disclosure of joint ventures [line items]
Total assets	3,460	2,779
Total liabilities	2,694	2,778
Sales	1,481	1,369
Profit (loss) for the year	875	108
Seungmun Green Energy
Disclosure of joint ventures [line items]
Total assets	138,284	142,213
Total liabilities	100,535	103,593
Sales	38,641	46,712
Profit (loss) for the year	(872)	9,026
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	10,027	10,245
Total liabilities	5,622	6,108
Sales	1,313	1,214
Profit (loss) for the year	110	26
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	252,661	210,853
Total liabilities	219,668	181,052
Sales	0	0
Profit (loss) for the year	(1,103)	(5,391)
KEPCO for Power Company
Disclosure of joint ventures [line items]
Total assets	704,847	644,110
Total liabilities	683,209	614,267
Sales	0	0
Profit (loss) for the year	(9)	(1,058)
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	24,758	28,067
Total liabilities	3,696	3,468
Sales	6,274	6,431
Profit (loss) for the year	895	2,169
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets		4,130
Total liabilities		181
Sales		0
Profit (loss) for the year		(967)
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	143,281	125,961
Total liabilities	119,773	112,910
Sales	38,929	3,169
Profit (loss) for the year	6,128	615
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	70,905	22,939
Total liabilities	59,659	6,960
Sales	0	0
Profit (loss) for the year	(4,733)	(2,767)
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,335	2,331
Total liabilities	1,220	1,204
Sales	0	0
Profit (loss) for the year	(13)	(17)
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	211,193	75,474
Total liabilities	1,559	1,899
Sales	0	0
Profit (loss) for the year	51	(2,410)
Samcheok Eco Materials Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	21,858	21,109
Total liabilities	2,714	1,981
Sales	6,662	3,352
Profit (loss) for the year	2,616	(1,357)
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Total assets	562,304	492,407
Total liabilities	555,715	481,139
Sales	47,038	0
Profit (loss) for the year	980	(1,477)
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Total assets	2,042	2,071
Total liabilities	0	82
Sales	0	0
Profit (loss) for the year	0	(14)
Rutile BESS Holdings, LLC
Disclosure of joint ventures [line items]
Total assets	41,785	7,353
Total liabilities	3,587	7,350
Sales	0	0
Profit (loss) for the year	(4,548)	(211)
Trumbull Development Partners, LLC
Disclosure of joint ventures [line items]
Total assets	1,812,101	1,582,082
Total liabilities	1,121,329	1,042,712
Sales	10,137	0
Profit (loss) for the year	(20,709)	14,174
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	79,588	36,412
Total liabilities	68,199	23,546
Sales	4,372	0
Profit (loss) for the year	(1,477)	(1,679)
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of joint ventures [line items]
Total assets	11,723	37,776
Total liabilities	10,016	37,606
Sales	0	0
Profit (loss) for the year	148	(143)
Roof One Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	32,551	9,305
Total liabilities	28,596	5,209
Sales	2,379	0
Profit (loss) for the year	658	₩ (46)
Taean Haetdeulwon Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	98,868
Total liabilities	81,256
Sales	9,857
Profit (loss) for the year	988
Haetbyeotgil Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	11,520
Total liabilities	9,112
Sales	467
Profit (loss) for the year	68
Seongseo Neulpureun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	1,395
Total liabilities	28
Sales	0
Profit (loss) for the year	(233)
Luluah SKY Energy Holding Ltd.
Disclosure of joint ventures [line items]
Total assets	716
Total liabilities	293
Sales	0
Profit (loss) for the year	(292)
KES Yona Holdings LLC
Disclosure of joint ventures [line items]
Total assets	0
Total liabilities	0
Sales	0
Profit (loss) for the year	0
Siraj AlTaqa AlNazifa
Disclosure of joint ventures [line items]
Total assets	0
Total liabilities	0
Sales	0
Profit (loss) for the year	0
Nour Ibri Solar Power Company
Disclosure of joint ventures [line items]
Total assets	1,184
Total liabilities	0
Sales	0
Profit (loss) for the year	0
Lucy Equity Holdings, LLC
Disclosure of joint ventures [line items]
Total assets	274,705
Total liabilities	423,262
Sales	0
Profit (loss) for the year	₩ (16)